SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America ("GAAP") and the Department of Labor’s Rules and Regulations for Reporting and Disclosure under ERISA.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and changes therein during the reporting period. Actual results could differ from those estimates.
Participant-Directed Investments - The Plan's investments are reported at fair value, with the exception of fully benefit-responsive investment contracts, which are reported at contract value. Purchases and sales of investments are recorded as of the trade date. See Note 3 Fair Value Measurements for discussion of fair value measurements and Note 6 Group Annuity Contract for discussion of benefit-responsive investment contracts.
Investment Income - Interest income is recorded as earned on the accrual basis. Dividends are recorded on the ex-dividend date. The net appreciation in fair value of investments includes the gain or loss on investments bought, sold, and held during the year, as well as, the unrealized change in fair value of investments.
Contributions - Participant contributions are made through payroll deductions and recorded in the period they are withheld from compensation. The Company's matching contributions are made each pay period based on the participant's contribution for that pay period.
Distributions to Participants - Benefit payments and participant withdrawals are recorded when paid by the Plan.
Notes Receivable from Participants - Represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred.
Risks and Uncertainties - The Plan invests in various investment securities. Investments, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investments, including the Plan’s investment in United Fire Group, Inc. common stock, will occur in the future and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Subsequent Events - In the preparation of the accompanying financial statements, the Plan Sponsor has evaluated all material subsequent events or transactions that occurred after December 31, 2025 through the date on which the financial statements were issued for potential recognition or disclosure in the Plan's financial statements.